Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets
Cash and cash equivalents	¥ 45,668	¥ 58,218
Trade receivables, net	26,953	24,119
Inventories	31,849	29,836
Other current assets	8,319	6,522
Total current assets	112,789	118,695
Investment securities	5,923	5,929
Property, plant and equipment, net	41,368	34,206
Intangible assets, net	15,833	15,794
Goodwill	41,670	36,496
Other assets	7,932	8,106
Total assets	225,515	219,226
Liabilities and Stockholders' Equity
Trade accounts payable	10,380	15,659
Short term debt		25,000
Accrued expenses	7,910	12,068
Income taxes payable	1,436	600
Accrued warranty expenses	1,889	2,129
Customer prepayments	3,198	2,228
Other current liabilities	3,087	2,688
Total current liabilities	27,900	60,372
Corporate bonds	25,000
Accrued pension and severance costs	26,785	23,444
Other liabilities	4,589	3,858
Total liabilities	84,274	87,674
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	42,801	42,280
Retained earnings	170,626	179,081
Accumulated other comprehensive income (loss)	(6,929)	(22,574)
Treasury stock, 26,295,390 shares in 2012 and 25,773,688 shares in 2013, at cost	(97,620)	(99,598)
Total stockholders' equity	141,241	131,552
Total liabilities and stockholders' equity	¥ 225,515	¥ 219,226